UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2007

Check here if Amendment                [_];  Amendment Number:      ______

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Orange Capital Master I, Ltd.
Address:  c/o Orange Capital, LLC
          1370 Avenue of the Americas
          26th Floor
          New York, NY, 10019

Form 13F File Number:  028-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Russell Hoffman
Title:    Director
Phone:    (212) 375-6041

Signature, Place, and Date of Signing:

   /s/ Russell Hoffman            New York, NY            February 14, 2008
-------------------------     --------------------     -----------------------
       [Signature]               [City, State]                 [Date]

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name
--------------------            -------------------------
  028-XXXXX                       Orange Capital, LLC





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